SUPPLEMENT DATED MARCH 31, 2015 TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS, AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) OF ETF SERIES TRUST
Recon Capital DAX Germany ETF (DAX)
Recon Capital FTSE 100 ETF (UK)
Recon Capital NASDAQ 100 Covered Call ETF (QYLD)
Dated March 2, 2015

Effective April 1, 2015, the distributor will be Foreside Fund Services, LLC (the “Distributor”). Foreside Fund Services, LLC serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor’s principal address is Three Canal Plaza, Suite 100, Portland, ME 04101.

The Summary Prospectus, Statutory Prospectus, and Statement of Additional Information are therefore supplemented to replace all references to the current Distributor from ETF Distributors LLC.

If you would like additional information, including information about other Recon Capital Advisors Funds, please call 1-844-RC-FUNDS (1-844-723-8637) (9 a.m. to 6 p.m. Eastern Time) or visit www.reconfunds.com

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE